Other comprehensive income (loss) - Changes in AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 40,820	[1],[2],[3]	$ 40,620	[2],[4]	$ 43,126	[5],[6]
Change in accumulated other comprehensive income (loss)	237		1,073		(3,753)
Ending balance	41,677	[1]	40,820	[1],[2],[3]	40,620	[2],[4]
Foreign currency translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,842)		(2,114)		(1,524)
Change in accumulated other comprehensive income (loss)	(189)		272		(590)
Ending balance	(2,031)		(1,842)		(2,114)
Accumulated defined benefits adjustment | Pensions
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,343)		(1,256)		(1,016)
Change in accumulated other comprehensive income (loss)	(1)		(87)		(240)
Ending balance	(1,344)		(1,343)		(1,256)
Accumulated defined benefits adjustment | Other post-retirement benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(40)		(41)		(31)
Change in accumulated other comprehensive income (loss)	4		1		(10)
Ending balance	(36)		(40)		(41)
Unrealized gain (loss) on assets available-for-sale
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,669)		(2,550)		357
Change in accumulated other comprehensive income (loss)	429		881		(2,907)
Ending balance	(1,240)		(1,669)		(2,550)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-For-Sale Securities Transferred To Held-To-Maturity, Before Consideration Of Hedge And Taxes
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Change in accumulated other comprehensive income (loss)	(193)		104		168
AOCI, Accumulated Gain (Loss), Debt Securities, Available-For-Sale Securities Transferred To Held-To-Maturity, Associated With Hedged Items, Before Tax
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Change in accumulated other comprehensive income (loss)	188		(49)		(67)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-For-Sale Securities Transferred To Held-To-Maturity, After Consideration Of Hedge And Taxes
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Change in accumulated other comprehensive income (loss)	(4)		42		78
Unrealized gain (loss) on cash flow hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	1		(5)		1
Change in accumulated other comprehensive income (loss)	(6)		6		(6)
Ending balance	(5)		1		(5)
Total accumulated other comprehensive (loss) income, net of tax
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(4,893)	[2],[3]	(5,966)	[6]	(2,213)	[6]
Change in accumulated other comprehensive income (loss)	237		1,073		(3,753)
Ending balance	$ (4,656)		$ (4,893)	[2],[3]	$ (5,966)	[6]

[1]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $36,427 million at Dec. 31, 2023 and $36,975 million at Dec. 31, 2024.
[2]	Retained earnings and net income were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[3]	Retained earnings was restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.
[4]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $35,775 million at Dec. 31, 2022 and $36,427 million at Dec. 31, 2023.
[5]	Includes total The Bank of New York Mellon Corporation common shareholders’ equity of $38,092 million at Dec. 31, 2021 and $35,775 million at Dec. 31, 2022.
[6]	Retained earnings and net income were restated to reflect the retrospective application of adopting new accounting guidance in 2024 related to our investments in renewable energy projects using the proportional amortization method (ASU 2023-02). See Note 2 of the Notes to Consolidated Financial Statements for additional information.